TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 138,061	$ 1,609,850
Deferred		(63,107)
The provision for income taxes	$ 138,061	$ 1,672,957	$ 453,724